Document and Entity Information	Apr. 01, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001434647
Document Type	8-K
Document Period End Date	Apr. 01, 2025
Entity Registrant Name	Zevra Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36913
Entity Tax Identification Number	20-5894398
Entity Address, Address Line One	1180 Celebration Boulevard
Entity Address, Address Line Two	Suite 103
Entity Address, City or Town	Celebration
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34747
City Area Code	(321)
Local Phone Number	939-3416
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	ZVRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false